DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Lease payable on Right of Use assets	$ (19,630)
Lease payable on sale & leaseback transactions	(519)
Exchangeable notes	82,021	$ 81,382	$ 92,955
Carrying Amount [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,947	16,908
Lease payable on Right of Use assets	19,630
Lease payable on sale & leaseback transactions	519
Exchangeable notes	82,021	81,382
Exchangeable note interest	999	999
Total maturities of financial liabilities	120,116	99,289
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,947	16,908
Lease payable on Right of Use assets	19,630
Lease payable on sale & leaseback transactions	519
Exchangeable notes	99,900	99,900
Exchangeable note interest	101,898	105,894
Total maturities of financial liabilities	238,894	222,702
6 mths or less [Member]
Financial liabilities
Lease payable on Right of Use assets	(1,136)
Lease payable on sale & leaseback transactions	(122)
Exchangeable notes
6 mths or less [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,947	16,908
Lease payable on Right of Use assets	1,136
Lease payable on sale & leaseback transactions	122
Exchangeable notes
Exchangeable note interest	1,998	1,998
Total maturities of financial liabilities	238,894	18,906
6 mths - 12 mths [Member]
Financial liabilities
Lease payable on Right of Use assets	(1,020)
Lease payable on sale & leaseback transactions	(125)
Exchangeable notes
6 mths - 12 mths [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	1,020
Lease payable on sale & leaseback transactions	125
Exchangeable notes
Exchangeable note interest	1,998	1,998
Total maturities of financial liabilities	3,143	1,998
1-2 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(2,012)
Lease payable on sale & leaseback transactions	(95)
Exchangeable notes
1-2 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	2,012
Lease payable on sale & leaseback transactions	95
Exchangeable notes
Exchangeable note interest	3,996	3,996
Total maturities of financial liabilities	6,103	3,996
2-5 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(4,840)
Lease payable on sale & leaseback transactions	(177)
Exchangeable notes
2-5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	4,840
Lease payable on sale & leaseback transactions	177
Exchangeable notes
Exchangeable note interest	11,988	11,988
Total maturities of financial liabilities	17,005	11,988
>5 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(10,622)
Lease payable on sale & leaseback transactions
Exchangeable notes	82,021	81,382
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	10,622
Lease payable on sale & leaseback transactions
Exchangeable notes	99,900	99,900
Exchangeable note interest	81,918	85,914
Total maturities of financial liabilities	$ 192,440	$ 185,814